Leases - Schedule of Operating Lease Right-of-Use Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Office lease	$ 433,173	$ 433,173	$ 0
Less: Accumulated amortization	(117,494)	(53,588)	0
Right-of-use assets, net	$ 315,679	$ 379,585	$ 0